Borrowings (Current)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Borrowings [Abstract]
BORROWINGS (CURRENT)

NOTE 12 — BORROWINGS

Borrowings consist of the following:

Borrowings

	As at September 30, 2025			As at March 31, 2025
	(In US$)			(In US$)
	Current	Non current	Total	Current	Non current	Total
Particulars
Vehicles Loans from Financial Institutions (a)		2,142,473.51	2,142,473.51	31,943	62,256	94,199
Term Loan from Banks (b)		73,892.88	73,892.88	161,129	616,180	777.309
Total secured borrowings		2,216,366	2,216,366	193,072	678,436	871,508

Unsecured
0% Senior Convertible Debt	-		-	-		-
Series A preferred convertible security (refer to Note 22)
Loan from the Related Parties*	6,191		6,191
Loan from Directors*	43,279		43,279	164,124		164,124
Cash Credit Facility	14,241		14,241	39,010		39,010
Total borrowings	63,712	2,216,366	2,280,079	396,206	678,436	1,074,642

*	Loan from directors and relatives are interest free and is repayable on demand.

NOTE 11A — BORROWINGS (CURRENT)

Borrowings consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Secured Borrowings
Vehicle loan from bank and financial institution (a)	$31,943	10,044
Term loans from a bank (b)	161,129	227,983

Unsecured Borrowings
Loan from directors *	$164,124	$1,459,144
Cash credit facility	39,010	-
Loan from a related party *	$-	$31,019
Total	$396,206	$1,728,190

a)	i. The Company has an existing vehicle loan from a financial institution, secured by hypothecation of the respective vehicle. The loan is repayable in 36 equal monthly installments, of which 6 installments remain outstanding as at March 31, 2025. The loan carries an interest rate of 8.5% per annum.

ii. During the year, the Company availed a new vehicle loan, also secured by the respective vehicle. The loan is repayable in 39 equal monthly installments, with 35 installments outstanding as at March 31, 2025. The applicable interest rate is 8.93% per annum.

b)	The company has taken a fresh loan from the bank with a total limit of $ 3,000,000 (approx.), out of which the bank has disbursed $ 777,452. The loan is repayable in 50 monthly instalments. The loan carries an interest rate of 9.5% (Floating), Security offered for the Bank term Loan was as under:

Sr.No.	Particulars	Description
1	Purpose	To meet the working capital requirements
2	Repayment Terms	50 equal monthly instalments
3	Interest Rate	9.50% per annum (Floating)
4	Primary Security	Industrial Open land owned by a director, Residential property owned by a director.
5	Guarantor	Personal guarantee of a Director & Lytus Technologies Private Limited